Share-Based Payments - Recognised Expense for Equity-Settled Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED PAYMENTS
Total expense recognized	€ 1,647	€ 191	€ 171
Own
SHARE-BASED PAYMENTS
Total expense recognized	200	191	171
Qualtrics
SHARE-BASED PAYMENTS
Total expense recognized	1,426	0	0
Others
SHARE-BASED PAYMENTS
Total expense recognized	€ 21	€ 0	€ 0